Schedule of Changes in Fair Value of Level 3 Derivative Liabilities (Details) - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability, Current		$ 560,600	$ 788,700
Change in fair value of derivative liabilities		(607,001)	(228,100)
Change in fair value of derivative liabilities		607,001	228,100
Reclassify to equity upon converstion of the Notes		(1,167,601)
Derivative Liability, Current			$ 560,600